Trust Agreement (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Trust Agreement [Abstract]
Schedule Of Brokerage Rates Based On Net Capital Investment Levels Or Investments In Asset-based Fee Or Fixed Fee Investment Programs

Net Capital Investments	Brokerage Fees

$100,000–$499,999	6.50%
$500,000–$999,999	6.00
Greater than $1,000,000	5.50
Asset-based or fixed fee investment programs	4.00

Schedule Of Brokerage And Custodial Fees

	Three months ending June 30,		Six months ending June 30,
	2017	2016	2017	2016

Brokerage fees	$ 3,158,867	$ 3,211,829	$ 6,409,193	$ 6,512,152
Custodial fees	7	6	13	33

Total	$ 3,158,874	$ 3,211,835	$ 6,409,206	$ 6,512,185

	2016	2015	2014

Brokerage fees	$ 13,188,941	$ 13,566,607	$ 15,803,101
Custodial fees	46	131	213

Total	$ 13,188,987	$ 13,566,738	$ 15,803,314

Schedule Of Redemption Charges Based On Redeemed Units' Net Asset Value

	Redemption Charges
Subscriptions	First 6 Months	Second 5 Months

Less than $100,000	4.0%	3.0%
$100,000–$499,999	3.5	2.5
$500,000–$999,999	3.0	2.0
Greater than $1,000,000	2.5	1.5